Leases	12 Months Ended
Dec. 31, 2024
Leases
Leases

Note 15. Leases

The Company has entered into various lease agreements. With the exception of short-term leases and leases of low-value underlying assets, each lease is reflected on the balance sheet as right-of-use asset and a lease liability. The Company classifies its right-of-use assets in a consistent manner to its property and equipment.

Rights-of-use assets and lease liabilities are presented in the consolidated statements of financial position as follows:

	As of December 31,
in €‘000	2024	2023
Right-of-use assets – Property and equipment
Buildings	46,369	51,394
Other facilities and equipment	500	318
Lease liabilities – Loans and borrowings
Current	9,968	9,537
Non-current	36,697	40,414

Generally, the office building lease contracts have fixed payments. Leases are either non-cancellable or may be cancelled by incurring a substantive termination fee. Further, the Company is prohibited from selling or pledging the underlying leased assets as security. For leases over office buildings the Company must keep those properties in a good state of repair and return the properties in their original condition at the end of the lease.

Information about leases for which the Company is a lessee is presented below.

15.1 Right-of-use assets

Additional information on the significant right of use assets by class of assets and the movements during the period are as follows:

	Office buildings
in €‘000	2024	2023
Balance as of January 1,	51,394	20,409
Depreciation charge for the year	(8,828)	(7,181)
Additions	3,845	39,727
Derecognition due to lease termination	(233)	(1,311)
Foreign currency effects	191	(250)
Balance as of December 31,	46,369	51,394

15.2 Lease liabilities

Set out below are the carrying amounts of lease liabilities and the movements during the period:

in €‘000	2024	2023
Balance as of January 1,	49,951	22,014
Additions to lease liabilities	4,281	38,209
Accretion of interest	2,797	1,149
Interest paid	(2,797)	(1,149)
Payments	(7,830)	(7,983)
Rent concessions	(53)	(30)
Derecognition due to lease termination	(233)	(1,323)
Foreign currency effects	549	(936)
Balance as of December 31,	46,665	49,951
Current	9,968	9,537
Non-current	36,697	40,414

The maturity analysis of lease liabilities is disclosed in Note 24.

15.3 Amounts recognized in the consolidated statements of profit or loss

	Years Ended December 31,
in €‘000	2024	2023	2022
Interest on lease liabilities	2,797	1,149	661
Depreciation	9,038	7,181	5,913
Income from sub-leasing right-of-use assets	(112)	(14)	—
Expenses relating to short-term or low value leases[1]	844	941	682
Rent concessions	(53)	(30)	(38)
Total amount recognized in profit from continuing operations	12,514	9,227	7,218
[1]

The Company has elected not to recognize a lease liability for short term leases (leases with an expected term of 12 months or less) or for leases of low value assets. Payments made under such leases are expensed on a straight-line basis.

15.4 Amounts recognized in the consolidated statements of cash flows

Total cash outflow for leases for the years ended December 31, 2024, 2023 and 2022 are as follows:

	Years Ended December 31,
in €‘000	2024	2023	2022
Operating activities - cash outflow for leases
-Short-term and low-value lease payments	831	938	682
-Interest paid on lease liabilities	2,797	1,149	661
Financing activities – Principal payment on lease liabilities	7,830	7,983	5,958
Total cash outflow for leases	11,458	10,070	7,301

15.5 Extension options

Some leases over office buildings contain extension options exercisable by the Company. Where practicable, the Company seeks to include extension options in new leases to provide operational flexibility. Most of the extension options held are exercisable only by the Company. The Company assesses at lease commencement date whether it is reasonably certain to exercise the extension options. The Company reassesses whether it is reasonably certain to exercise the options if there is a significant event or significant changes in circumstances within its control.